-16-
                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /   /
                                                                       ---


         Pre-Effective Amendment No.:                                /   /
                                             -----                   -----
         Post-Effective Amendment No.:        78                      /X/
                                            ----==---




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         /   /
                                                                         ---


         Amendment No.:               79                                 /X/
                                    ----==--                              -


                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000

 Timothy L. Ashburn, AmeriPrime Funds, 431 North Pennsylvania Street, Indianapolis, IN 46204
 -------------------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


         /__/ immediately upon filing pursuant to paragraph (b) / X / on August 1, 2003 pursuant to paragraph (b)
         /__/ 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2) / / on (date)pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


50059.24

                         Columbia Partners Equity Fund



                                   Prospectus
                                 August 1, 2003




                              INVESTMENT OBJECTIVE:
                            long-term capital growth




                           1775 Pennsylvania Ave, N.W.
                             Washington, D.C. 20006
                                  888-696-2733

































      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           PAGE

RISK/RETURN SUMMARY...........................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND....................................4

HOW TO BUY SHARES.............................................................4

HOW TO REDEEM SHARES..........................................................6

DETERMINATION OF NET ASSET VALUE..............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................7

MANAGEMENT OF THE FUND........................................................8

FINANCIAL HIGHLIGHTS..........................................................9

PRIVACY POLICY...............................................................10

FOR MORE INFORMATION.................................................Back Cover

                               RISK/RETURN SUMMARY

Investment Objective

      The investment objective of the Columbia Partners Equity Fund is to provide long-term growth for its shareholders.

Principal Strategies

         The Fund invests primarily in common stocks of small, medium and large capitalization U.S. companies. The advisor selects stocks that it believes offer strong growth prospects and are reasonably valued. The advisor selects stocks based on fundamental research and analysis. The advisor looks for stocks having all or some of the following characteristics:

o        improving analysts' expectations for future earnings growth.
o reasonable valuations, based on price/earnings ratios and other valuation ratios relative to their historic ranges.
o        improving stock price performance and momentum.


     The Fund will, under normal circumstances, invest at least 80% of its net assets in common stock. Although the Fund may invest in companies of any size, the Fund may be heavily invested in a particular capitalization range, such as smaller companies. While it is anticipated that the Fund will invest across a broad range of industries, certain sectors are likely to be overweighted compared to others because the advisor seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. At times, a portion of the Fund may be invested in companies with short operating histories (often referred to as "new issuers").


      The Fund may sell a security if the advisor's price objective has been realized or if the fundamental analysis indicates that the company's prospects for growth have deteriorated.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's strategy may fail to produce the intended results.
o Smaller Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:
         o The earnings and prospects of smaller companies are more volatile than larger companies.
         o Smaller companies may experience higher failure rates than larger companies.
         o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
         o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.
o New Issuer Risk. Investments in relatively new issuers may be more speculative because such companies are generally unseasoned.
        o New issuers may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable.
        o New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.
        o New issuers are often smaller companies and, therefore, the "smaller company risk" described above often applies to new issuers.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater focus in the technology and/or telecommunications sectors, and weakness in either sector could result in significant losses to the Fund. Technology and telecommunications companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. The telecommunications sector is subject to changing government regulations that may limit profits and restrict services offered.
o Volatility Risk. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.
o Portfolio Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses. This may negatively affect the Fund's performance. Additionally, higher turnover may result in the distribution to shareholders of additional capital gains for tax purposes.
o    Other Risks.
        o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
        o The Fund's historic returns may in part result from investments in particular types of securities, such as stocks offered in IPOs or technology stocks. There is no assurance that investments in those types of securities will continue to be a source of positive returns for the Fund.
        o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for You?

The Fund may be suitable for:

o Long term investors seeking a fund with a growth investment strategy.
o Investors who can tolerate the risks associated with common stock investments, and the greater risks of focusing on certain sectors of the economy.
o Investors willing to accept the greater market price fluctuations of smaller companies and new issuers.

General


      The investment objective of the Fund may be changed without shareholder approval. The Fund's policy to invest under normal circumstances at least 80% of its assets in common stocks will not be changed without 60 days prior written notice to shareholders.


      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

How the Fund has Performed


The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the return of the Fund from year to year. The performance table shows how the Fund's average annual total returns compare over time to two broad-based securities market indexes, the S&P 500 Index and the Russell 3000 Index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

     (CHART OMITTED)
     Total return as of December 31 2000, 2001 and 2002 is 1.31%, -16.08%, and -25.26%.


     During the period shown, the highest return for a quarter was 5.34% (4th quarter, 2002); and the lowest return was -17.74% (3rd quarter, 2001).

The Fund's year-to-date return as of June 30, 2003 was 14.51%

Average Annual Total Returns for the periods ended 12/31/2002:


                                    One YearSince Inception1
The Fund

      Return Before Taxes           -25.26           -3.29%

      Return After Taxes on         -25.26%          -4.47%
      Distributions 2

      Return After Taxes on         -15.39%          -2.31%
      Distributions and Sale
      of Fund Shares 2

The Indexes (reflect no deduction
for fees, expenses or taxes) 3

      S&P 500 Index                 -22.12%          -8.54%
      (reflects no deduction
      for fees, expenses, or taxes)

      Russell 3000 Index            _-21.54%-7.44%
1  April 1, 1999

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


3 The S&P 500 Index is comprised of 500 large companies in leading industries of the U.S. economy selected by Standard & Poor's. The Russell 3000 Index is comprised of the 3000 largest U.S. companies, as determined by the Frank Russell Company.

FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
      Maximum Sales Charge (Load) Imposed on Purchases ....................NONE
      Maximum Deferred Sales Charge (Load).................................NONE
      Redemption Fee1......................................................NONE
      Exchange Fee.........................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
      Management Fees.....................................................1.20%
      Distribution (12b-1) Fees............................................NONE
      Other Expenses .....................................................0.02%
      Total Annual Fund Operating Expenses ...............................1.22%
      Expense Reimbursement2..............................................0.02%
      Net Expenses (after expense reimbursement)..........................1.20%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The advisor has contractually agreed to permanently reimburse fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act to maintain the Fund's total operating expenses at 1.20% of net assets.

Example:

      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as those found in other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

  1 year             3 years                5 years                10 years
  ------             -------                -------                ---------

  $126               $392                   $679                   $1,495

                                HOW TO BUY SHARES


         To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


      The minimum initial investment in the Fund is $5,000 ($2,000 for qualified retirement plans) and minimum subsequent investments are $500. These minimums may be waived by the advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:


o a completed and signed investment application form (which accompanies this Prospectus);
o a check (subject to the minimum amounts) made payable to the Fund; and
o the initial check should have the same address as the application.

Mail the application and check to:

U.S.Mail:Columbia Partners Equity Fund Overnight:Columbia Partners Equity Fund
    c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
    P.O. Box 6110                                431 North Pennsylvania Street
    Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at 888-696-2733 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      U.S Bank, N.A.
      ABA #0420-0001-3
      Attn: Columbia Partners Equity Fund
      Account Name _________________ (write in shareholder name)
      For the Account# _______________ (write in account number)
      D.D.A.#823257860

      You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name               -the name of your account(s)
-your account number(s)  -a check made payable to Columbia Partners Equity Fund

      Checks should be sent to the Columbia Partners Equity Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this prospectus.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information


         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee must utilize a New Technology Medallion stamp.

         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received on order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.


                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

      By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        Columbia Partners Equity Fund               Overnight:        Columbia Partners Equity Fund
                  c/o Unified Fund Services, Inc.                               c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                                 431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                              Indianapolis, Indiana 46204

      Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-888-696-2733 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 888-696-2733. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 888-696-2733. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30-days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult a tax adviser.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the advisor at their fair value, according to procedures approved by the Fund's Board of Trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

      Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


      Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Ave. N.W., Washington, D.C. 20006 serves as investment advisor to the Fund. As of December 31, 2002, the advisor managed $1.8 billion in assets for pension funds, endowment funds, mutual funds, trusts, corporate entities and individuals in large, medium and small capitalization equity portfolios and fixed income and balanced portfolios. The advisor was organized in 1995 and currently has a staff of 29 with average experience of 18 years among the investment professionals.

      The day-to-day management of the Fund is directed by Robert A. von Pentz, Principal. Mr. von Pentz has oversight responsibility for all equity investment activities at the advisor. Prior to forming the advisor, Mr. von Pentz was chairman of the board and the chief investment officer at Riggs Investment Management Company (RIMCO) in Washington. Mr. von Pentz has a BA in economics and an MBA from the University of New Mexico.

      During the fiscal year ended March 31, 2003, the Fund paid the advisor a fee equal to 1.20% of its average daily net assets. The advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that many investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS


      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.






                                                     Year ended           Year ended          Year ended           Year ended
                                                   March 31, 2003       March 31, 2002      March 31, 2001       March 31, 2000
                                                 -------------------- ------------------- --------------------  ------------------



Selected Per Share Data


Net asset value, beginning of period             $9.39                $9.39               $17.16                $10.00
                                                 -------------------- ------------------- --------------------  ------------------
Income from investment operations

  Net investment income (loss)                   (0.04)                           (0.05)               (0.05)              (0.04)

  Net realized and unrealized gain (loss)        (2.50)                            0.05                (5.41)                7.59
                                                 -------------------- ------------------- --------------------  ------------------
Total from investment operations
                                                 (2.54)                            0.00                (5.46)                7.55
                                                 -------------------- ------------------- --------------------  ------------------
Less Distributions to shareholders:

  From net investment income                     0.00                               0.00                 0.00                0.00

  From net realized gain                         0.00                               0.00               (2.31)               (0.39)
                                                 -------------------- ------------------- --------------------  ------------------
Total distributions
                                                 0.00                               0.00               (2.31)               (0.39)
                                                 -------------------- ------------------- --------------------  ------------------



Net asset value, end of period                   $6.85                $9.39               $9.39                 $17.16
                                                 ==================== =================== ====================  ==================

Total Return                                                (27.05)%               0.00%             (33.94)%              76.56%

Ratios and Supplemental Data

Net assets, end of period (000)                  $12,215               $17,893              $17,063                $24,040

Ratio of expenses to average net assets            1.20%                 1.20%                1.20%                  1.20%
Ratio of expenses to average net assets

   before reimbursement                            1.22%                 1.21%                1.21%                  1.22%
Ratio of net investment income to

   average net assets                            (0.59)%               (0.48)%              (0.34)%                (0.31)%
Ratio of net investment income to

   average net assets before reimbursement       (0.61)%               (0.49)%              (0.35)%                (0.34)%

Portfolio turnover rate                           61.29%               102.94%               67.93%                215.08%
















                                 PRIVACY POLICY

      The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

      Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

      Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

      Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this Prospectus by reference, contains detailed information on Fund policies and operations. The annual report contains management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest fiscal year end.


      Call the Fund at 888-696-2733 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act #811-9096

                          COLUMBIA PARTNERS EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2003

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Columbia Partners Equity Fund dated August 1, 2003. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the period ended March 31, 2003. A free copy of the Prospectus or annual report can be obtained by writing the transfer agent at 431
N. Pennsylvania Street, Indianapolis, IN 46204, or by calling 1-888-696-2733.


                                TABLE OF CONTENTS
                                                                          PAGE

DESCRIPTION OF THE TRUST AND FUND............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS...............................................................3

INVESTMENT LIMITATIONS.......................................................7

THE INVESTMENT ADVISOR......................................................10

TRUSTEES AND OFFICERS.......................................................11


PORTFOLIO TRANSACTIONS AND BROKERAGE........................................15

DETERMINATION OF SHARE PRICE................................................16

ADDITIONAL TAX INFORMATION..................................................17

INVESTMENT PERFORMANCE......................................................17

CUSTODIAN...................................................................19

FUND SERVICES...............................................................20

ACCOUNTANTS.................................................................20

DISTRIBUTOR.................................................................20

FINANCIAL STATEMENTS........................................................21

DESCRIPTION OF THE TRUST AND FUND

     Columbia Partners Equity Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on February 2, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on April 1, 1999.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     As of July 9, 2002, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Michael F. Horn, Sr., 7900 Sandalfoot Potomac, MD 30854- 13.20%; Gerald SJ Cassidy, C/O Brown, Dakes & Wannall 3025 Hamaker Ct, Suite 401, Fairfax, VA 22031 - 12.38%; First Lexington Trust Co., 2353 Alexandria Drive, Suite 100, Lexington, KY 40504 - 6.57%; and Ferris Baker Watts Inc 8403 Colesville Rd, Suite 900, Silver Spring, MD 20901-8.18%.

         As of July 9, 2003, the officers and trustees as a group beneficially owned less than one percent of the Fund.


     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible stocks and bonds are securities that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Fund's advisor will limit the Fund's investment in convertible securities to investment grade (those rated BBB or better by Standard & Poor's Rating Group ("S&P") or those rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), or if unrated, of comparable quality in the opinion of the advisor.

     Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

     The Fund may invest up to 20% of its net assets in foreign equity securities by purchasing American Depositary Receipts ("ADRs"). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     At times, a portion of the Fund may be invested in companies with short operating histories ("new issuers") and in initial public offerings ("IPOs"), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent the Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

     The Fund may invest up to 20% of its assets in real estate investment trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

     B. Fixed Income Securities. Although the Fund intends to invest primarily in U.S. common stocks, the advisor reserves the right, during periods of unusually high interest rates or unusual market conditions, to invest in fixed income securities for preservation of capital, total return and capital gain purposes, if the advisor believes that such a position would best serve the Fund's investment objective. Fixed income securities include corporate debt securities and U.S. government securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

     Corporate Debt Securities - Corporate debt securities are long and short term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P, or Baa or higher by Moody's, or if unrated, determined by the advisor to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

     U.S. Government Obligations - U.S. government obligations may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

     C. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest up to 5% of its assets in convertible securities rated BBB or higher by S&P or rated Baa or higher by Moody's, or if unrated, determined by the advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than BBB by S&P or Baa by Moody's are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower rated securities generally responds to short term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Lower rated securities will also be affected by the market's perception of their credit quality and the outlook for economic growth.

     In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

     The prices for these securities may be affected by legislative and regulatory developments. For example, new federal rules require that savings and loan associations gradually reduce their holdings of high-yield securities. An effect of such legislation may be to significantly depress the prices of outstanding lower rated securities. The market for lower rated securities may be less liquid than the market for higher rated securities. Furthermore, the liquidity of lower rated securities may be affected by the market's perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher rated securities, and it also may be more difficult during certain adverse market conditions to sell lower rated securities at their fair value to meet redemption requests or to respond to changes in the market.

     If the rating of a security by S&P or Moody's drops below investment grade, the advisor will dispose of the security as soon as practicable (depending on market conditions) unless the advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk. The advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

     D. Option Transactions. The Fund may write covered call options, and purchase put or call options, on stocks, bonds, and stock and bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security; or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes call options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the custodian.

     The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered call option on a stock index, it will assume the risk that the price of the index will rise above the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss.

     E. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with U.S. Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the advisor to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will generally borrow only for liquidity purposes. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The Fund will not enter into reverse repurchase agreements.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities.

     5. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the prospectus and the Statement of Additional Information.

     6. Restricted/Illiquid Securities. The Fund will not purchase restricted or illiquid securities.

     7. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund's shareholders.

THE INVESTMENT ADVISOR

     The Fund's investment advisor is Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, D.C. 20006 (the "Advisor"). Galway Capital Management, L.L.C., 700 13th Street, N.W., Suite 1169, Washington, D.C. 20005, ("Galway") may be deemed to be a "controlling person" of the Advisor due to its share of ownership of the Advisor. However, as Galway is a venture capital firm, the Advisor does not believe itself to be controlled by Galway.


     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. The Advisor has contractually agreed to reimburse fees and expenses of the non-interested person Trustees to maintain total operating expenses at 1.20% of net assets.For the fiscal years ended March 31, 2003, 2002 and 2001 the Fund paid advisory fees of $164,584, $210,033 and
$265,271, respectively.

     The Agreement was renewed by the Board at a meeting held on February 13, 2003. The Trustees met with Terry Collins, a representative of the Advisor, at the Board meeting. Mr. Collins discussed with the Trustees the performance of the Fund, noting that the Fund had underperformed as compared to the S&P 500 for the last two years, but had outperformed the Index for the period since inception of the Fund. He briefly summarized the process for choosing investments, and the current composition of the portfolio. The Trustees reviewed and discussed reports comparing the performance and expenses of the Fund to the performance and expenses of several other funds with similar objectives and asset levels. In determining whether to approve the Agreement, the Trustees also reviewed the Agreement and discussed the Advisor's commitment to maintain operating expenses at 1.20%. At this meeting, the Trustees also reviewed a report on use of the Fund brokerage as a "soft dollar" payment for research and discussed benefits of the soft dollar arrangement to the Advisor. The non-interested person Trustees met separately with legal counsel. Based upon the information provided, it was the Board's consensus that the fee to be paid to the Advisor pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.

     The Advisor retains the right to use the name "Columbia Partners" or any variation thereof in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Columbia Partners" or any variation thereof automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

TRUSTEES AND OFFICERS


      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.



----------------------------- ----------------------------------- ------------------------- -----------------------

                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee

----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------

Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary             27
1104 Buttonwood Court                                               since October 2002;
Lexington, KY  40515                                               Trustee of AmeriPrime
                                                                    Advisors Trust since
Year of Birth: 1950                                                    November 2002,
                                                                   AmeriPrime Funds since
                                                                     December 2002, and
                                                                    Unified Series Trust
                                                                     since October 2002

----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee

----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------

Chairman  of Unified  Financial  Services,  Inc.  since 1989 and          Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                     since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.

----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------

                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee

----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------

Ronald C. Tritschler(3)                    Trustee                 Trustee of AmeriPrime              27
2361 Old Hickory Lane                                                Funds and Unified
Lexington, KY 40515                                                  Series Trust since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002


----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee

----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------

Chief Executive Officer,  Director and legal counsel of The Webb                        None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.

----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------

                                Position(s) Held with the Fund Length of Time
Served Number of Portfolios
   Name, Age and Address                   Complex1                                            in Fund Complex1
                                                                                             Overseen by Trustee

----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------

Thomas G. Napurano              Treasurer and Chief Financial      Since October 2002 for            N/A
2424 Harrodsburg Road                      Officer                  AmeriPrime Funds and
Lexington, KY  40503                                                AmeriPrime Advisors
                                                                   Trust; since December
Year of Birth:  1941                                              2002 for Unified Series
                                                                           Trust

----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee

----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------

Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.

----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                                                                            Number of Portfolios
    Name, Age and Address              Position(s) Held           Length of Time Served       in Fund Complex(1)
                                      In the Fund Complex                                   Overseen by Trustee

------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

Carol Highsmith                       Assistant Secretary         Since October2002 for             N/A
431 N. Pennsylvania St.                                            AmeriPrime Funds and
Indianapolis, IN 46204                                             AmeriPrime Advisors
                                                                     Trust and since
Year of Birth:  1964                                                December 2002 for
                                                                   Unified Series Trust

------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                          Other Directorships Held

----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------

Employed by Unified Fund Services, Inc. (November 1994 to                               None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).


----------------------------------------------------------------- -------------------------------------------------

 (1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series  Trust.
 (2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust.  In addition, he may  be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial
    Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
 (3)Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company
Act of 1940.


------------------------------ ---------------------------------- ----------------------- -------------------------

    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee

------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              27
600 Jefferson Street                                                Funds since 1995,
Suite 350                                                          AmeriPrime Advisors
Houston, TX  77002                                                Trust since July 2002
                                                                    and Unified Series
Year of Birth:  1947                                               Trust since December
                                                                           2002

------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee

----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------

Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company since 1992.

----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee

------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

Stephen A. Little                           Trustee               Trustee of AmeriPrime              27
3647 Totem Lane                                                     Funds and Unified
Indianapolis, IN 46208                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1946                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002

------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee

----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------

President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.

----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

                                Position(s) Held with the Fund Number of
Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee

------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------

Daniel Condon                               Trustee               Trustee of AmeriPrime              27
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002

------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------

           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee

----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------

Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.

----------------------------------------------------------------- -------------------------------------------------



    1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

         The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee held no meetings during the fiscal year ended March 31, 2003.

         The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held two meetings during the fiscal year ended March 31, 2003.

      The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2003.



   =============================== ================================ =============================================

                                                                      Aggregate Dollar Range of Shares of all
              Trustee                Dollar Range of Fund Shares      Funds Overseen by the Trustee Within the
                                                                            AmeriPrime Family of Funds1

   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------

   Timothy Ashburn                              None                                    None

   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------

   Daniel Condon                                None                                    None

   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------

   Gary E. Hippenstiel                          None                                    None

   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------

   Stephen Little                               None                                    None

   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------

   Ronald Tritschler                            None                                    None

   =============================== ================================ =============================================


      1 As of December 31, 2002, the terms "Fund Complex" and "AmeriPrime
       Family of Funds" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.

     The compensation paid to the Trustees of the Trust for the fiscal year ended March 31, 2003 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.



================================== =================================== ==========================================


                                                                        Total Compensation from Trust and Fund
              Name                 Aggregate Compensation from Trust                   Complex(3)

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Kenneth D. Trumpfheller1                           $0                                     $0

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Steve L. Cobb1                                   $5,979                                 $5,979

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Gary E. Hippenstiel                              $6,447                                 $8,114

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Mark W. Muller1                                  $4,246                                 $4,246

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Richard J. Wright1                               $7,621                                 $7,621

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Timothy Ashburn2                                   $0                                     $0

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Daniel Condon2                                   $1,083                                 $3,249

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Stephen Little2                                  $1,083                                 $3,249

---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------

Ronald Tritschler2                                $917                                  $2,751

---------------------------------- ----------------------------------- ------------------------------------------


     1 No longer a Trustee of the Trust.
     2 Elected to the Board on December 18, 2002.
     3 The Term "Fund Complex" refers to Ameriprime Advisors Trust, Unified
       Series Trust and the Trust.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. Due to research services provided by brokers, the Columbia Partners Equity Fund directed to brokers $15.9 million of brokerage transactions (on which commissions were $38,456) during the fiscal year ended March 31, 2003.


     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will be made on a pro rata basis.


         For the fiscal years ended March 31, 2003, 2002 and 2001, the Fund paid brokerage commissions of $38,457, $46,569 and $33,305, respectively.


DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. At March 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $5,492,428, of which $1,992,862 expires in 2009, $2,384,751 expires in 2010, and $1,114,815 expires in 2011.




INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemption." "Average annual total return," as defined by the Securities and Exchange Commission ("SEC"), is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n=ERV

         Where:            P        = a hypothetical $1,000 initial investment
                           T        = average annual total return
                           n        = number of years
                           ERV      = ending   redeemable   value  at  the
                                      end of  the applicable period of the
                                      hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n=ATVD

         Where:            P        =       a hypothetical $1,000 initial
                                            investment
                           T        =       average annual total return
                                            (after taxes on distributions)
                           n        =       number of years

                           ATVD     =       ending value at the end of the
                                            applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period, after taxes on fund
                                            distributions but not after taxes on
                                            redemption.


     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

                           P(1+T)n=ATVDR

         Where:            P        =       a hypothetical $1,000 initial
                                            investment
                           T        =       average annual total return
                                            (after taxes on distributions
                                            and redemption)
                                  n =       number of years

                               ATVDR        ending value at the end of the
                                            applicable period of the
                                            hypothetical $1,000 investment made
                                            at the beginning of the applicable
                                            period, after taxes on fund
                                            distributions and redemption.


     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the Columbia Partners Equity Fund's performance (for the periods ended March 31, 2003).

          COLUMBIA PARTNERS EQUITY FUND
  --------------------------------------------------- ------------------- ----------------------------------------------
  ------------------------------------------------------------- ------------------------- -------------------------
                                                                         1 Year               Since Inception
  ------------------------------------------------------------- ------------------------- -------------------------
  ------------------------------------------------------------- ------------------------- -------------------------

  Average Annual Total Return                                           -27.05%                    -3.95%

  ------------------------------------------------------------- ------------------------- -------------------------
  ------------------------------------------------------------- ------------------------- -------------------------
  Average Annual Total Return After Taxes on Distributions

                                                                        -27.05%                    -5.05%

  ------------------------------------------------------------- ------------------------- -------------------------
  ------------------------------------------------------------- ------------------------- -------------------------
  Average Annual Total Return After Taxes on Distributions

  and Redemptions                                                       -16.47%                    -2.80%

  ------------------------------------------------------------- ------------------------- -------------------------


     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return (before taxes).

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. The Fund's return since inception in part resulted from investments in particular types of securities, such as stocks offered in IPOs or technology stocks. There is no assurance that investments in those types of securities will continue to be a source of positive returns for the Fund.


     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the S&P 500 Index or the Russell 3000 Index.


     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES


     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder (subject to various monthly minimun fees, the maximum being $1,250 per month for assets of $10 million or more). For the fiscal years ended March 31, 2003, 2002 and 2001, Unified received $12,152, $11,789 and $10,870, respectively, from the Fund for transfer agent services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets for the first $50 million, 0.04% of the Fund's assets from $50 million to $100 million, 0.03% of the Fund's assets from $100 million to $150 million, and 0.02% of the Fund's assets over $150 million (subject to various monthly minimum fees, the maximum being $1,6667 per month for assets of $10 million or more). For the fiscal years ended March 31, 2003, 2002 and2001, Unified received $23,364, $25,143 and $25,238 , respectively, from the Fund for these fund accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.07% of the Fund's assets from $50 million to $100 million, 0.05% of the Fund's assets from $100 million to $150 million and 0.03% over $150 million. (subject to a minimum fee of $2,500 per month). For the fiscal years ended March 31, 2003, 2002 and 2001 , Unified received $31,116, $31,213 and $17,655, respectively, from the Fund on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date).


ACCOUNTANTS


     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending March 31, 2004. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the principal distributor of shares of the Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the Distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.



FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2003. The Fund will provide the annual report without charge by calling the Fund at 1-888-696-2733.

                                       -1-
PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation.

         (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

         (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

         (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

         (vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

         (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

         (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

         (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

         (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

         (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

         (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

         (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

         (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

         (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

         (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

         (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

         (xix) Copy of Amendment No. 23 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

         (xx) Copy of Amendment No. 24 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

         (i) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.


         (ii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.71, is hereby incorporated by reference.

         (iii) Copy of Registrant's Management Agreement with Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

         (iv) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.



         (v) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Allocation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

         (vi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

(e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.




(f) Bonus or Profit Sharing Contracts.

         None.

(g) Custodian Agreements.

         (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

         (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

         (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

         (ii) Copy of Amended Exhibit A to the Administrative Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(i) Legal Opinion.

         (i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 76, is hereby incorporated by reference.

         (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k) Omitted Financial Statements.

         None.

(l) Initial Capital Agreements.

         Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.




         (i) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.





(n) Rule 18f-3 Plan.

(o) Reserved.


(p) Codes of Ethics. Amended Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 77, is hereby incorporated by reference.


(q) Powers of Attorney

         (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 75, are hereby incorporated by reference.

         (ii) Powers of Attorney for the Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment Nos. 35 and 71, are hereby incorporated by reference.

         (iii) Powers of Attorney for the President and Treasurer of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 74, are hereby incorporated by reference.

          (iv) Powers of Attorney for Daniel Condon and Ronald C.
Tritschler, Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 76, are hereby incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control

As of October 31, 2002, Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (66.34%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25.  Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.



(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of the Investment Adviser

(a) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

         (i) IMS has engaged in no other business during the past two fiscal years. (ii) The officers and directors of IMS are: Carl W. Marker, President and Director.*

(b) Appalachian Asset Management, Inc. ("AAM"), 2000 Deitrick Blvd. Charleston, West Virginia 25311, adviser to AAM Equity Fund, is a registered investment adviser.


         (i) AAM has engaged in no other business during the past two fiscal years.

                 ------------------------ ------------------------------------------ --------------------------------
        (ii)              Name                         Position with Adviser            Other Business Activities
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Knox H. Fuqua            President and Director                     None
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Teresa Shawver           Treasurer/Secretary                        None
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Will W. Carter           Vice President and Director                None
                 ------------------------ ------------------------------------------ --------------------------------

(c) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

         (i) Dobson has engaged in no other business during the past two fiscal years.

         (ii) Charles L. Dobson is the sole officer and director of Dobson.

(d) Columbia Partners, L.L.C. ("Columbia"), Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

         (i) Columbia has engaged in no other business during the past two fiscal years.

         (ii) The officers and members of the management committee of Columbia are:



        -------------------------- ----------------------------------------------------- ----------------------------
        Name                       Position with Adviser                                 Other Business Activities
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        K. Dunlop Scott            President , COO and Management Committee Member       Co-Founder and Principal
        ===============            ===============================================       =========================
                                                                                         of Scotia Group, LLC
                                                                                         ====================
                                                                                         (until October 2002)
                                                                                         ====================
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Robert A. von Pentz        Principal, CIO and Management Committee Member        None
        ===================        ==============================================        ====
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Rhys H. Williams, CFA      Principal, Sr. Equity Portfolio Manager and           None
        =====================      ============================================          ====
                                   Management Committee Member
                                   ===========================
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Steven J. Binder           Principal, Director of Client Development and         None
        ================           ==============================================        ====
                    Services, and Management Committee Member
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Terence W.Collins          Principal, Client Development and Services            None
               Representative and Vice Chairman of the Management
                                   Committee
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Landon Butler              Management Committee Member                           Landon Butler & Co.,
                                                                                         President
                                                                                         700 13th St. NW,
                                                                                         Washington, D.C. 20005
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Richard Dugan              Management Committee Member                           R&D Consulting, Owner
                                                                                         144 Westminster Street
                                                                                         Providence, R.I. 02903
        -------------------------- ----------------------------------------------------- ----------------------------
        -------------------------- ----------------------------------------------------- ----------------------------
        Lester G. Fant, III        Management Committee Member                           Galway Partners, Chairman
        ===================        ===========================                           =========================
                                                                                         401 9th St. N.W. Suite 450
                                                                                         Washington, D.C. 20004
        -------------------------- ----------------------------------------------------- ----------------------------


Item 27.  Principal Underwriters





(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, Forester Funds, Julius Baer Investment Funds,Lindbergh Funds, Metric Wisdom Funds, Milestone Funds, Rockland Fund Trust, Runkel Funds, Sparrow Funds, TANAKA Funds and Unified Series Trust.


(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:



---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                       Director                               Trustee and President
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director, President and CEO            None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurrano                      Vice President and CFO                 Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and CCO                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------

(c) Not applicable.





Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.


Item 29.  Management Services

         None.

Item 30.  Undertakings

         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 25 day of July, 2003.


                                                     AmeriPrime Funds




By:              /s/
    ----------------------------------------
       Donald S. Mendelsohn,
       Attorney-in-Fact



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.






Timothy L. Ashburn,* President              *By:             /s/
==============================              =====----   -----------------------
           and Trustee      Donald S. Mendelsohn,
           =================
Stephen A. Little, * Trustee                              Attorney-in-Fact


Gary E. Hippenstiel, *
===================


Trustee                            July 25, 2003
                           ==================================================
Daniel Condon,* Trustee
Ronald C. Tritschler,* Trustee


__________/s/_____________________             July 25, 2003
===========================================================
Thomas G. Napurano Treasurer
============================================
and Chief Financial Officer
===========================

                                  EXHIBIT INDEX


1. Consent of Thompson Hine
LLP................................................................EX-99.23.i 2.
Consent of McCurdy & Associates CPA's,
Inc..................................................EX-99.23.j